LOANS TO THIRD PARTIES-SHORT TERM (Details)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)
LOANS TO THIRD PARTIES-SHORT TERM
Working fund to third party companies	¥ 50,048,306	$ 7,376,207	¥ 141,564,073
Allowance for doubtful accounts	(3,689,333)	(543,740)
Loans to third parties-short term	¥ 46,358,973	$ 6,832,467	¥ 141,564,073